Stock issued for acquisition - USD ($)		3 Months Ended
	Oct. 04, 2021	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Stock Issued During Period, Value, Acquisitions		$ 4,825,000
Lighthouse Imaging L L C [Member]
Restructuring Cost and Reserve [Line Items]
Stock issued for acquisition	2,500,000
Issuence per share	$ 1.60
Stock Issued During Period, Value, Acquisitions	$ 4,000,000